COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum lease payments under operating leases for its motor vehicles and facilities:
2015	$ 1,369
2016	1,083
2017	507
2018	228
2019	180
Total	3,367
Rental expenses for motor vehicles and facility rental expenses	$ 1,279	$ 1,323	$ 1,167